Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenues	$ 2,116	$ 2,348	$ 3,253	$ 4,203
Related Party Transaction [Line Items]
Accounts receivable			1,071	3,257
Contract assets	14,848		11,700	6,186
Equity Method Investee | Transactions with Equity Method Investees
Related Party Transactions [Abstract]
Revenues			3,253	4,203
Related Party Transaction [Line Items]
Accounts receivable	1,509		1,071	3,257
Contract assets	73		60
Purchases and open accounts payable	$ 1,863		$ 2,575	$ 0